Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 7 – Commitments & Contingencies

As of March 31, 2014 the Company has an outstanding irrevocable letter of credit in the amount of $50,000 issued in favor of the Texas Railroad Commission. The letter of credit is required by the Texas Railroad Commission for all companies operating in the state of Texas with production greater than limits they prescribe.

Rent expense for the three months ended March 31, 2014 and 2013 was approximately $51,000 and $29,000 respectively. Future non-cancellable minimum lease payments are approximately $120,000 for the remainder of 2014, $154,000 for 2015, $147,000 for 2016, $145,000 for 2017, $90,000 for 2018 and $77,000 for 2019.

Note 7 - Commitments and Contingencies

Rent expense for the years ended December 31, 2013 and 2012 was approximately $185,000 and $113,000 respectively. Future non-cancellable minimum lease payments are approximately $132,000 for 2014, $72,000 for 2015, $62,000 for 2016 and $58,000 for 2017. We received rental income from sub rentals of $37,000 in 2013 and $50,000 in 2012.

We, as a lessee and operator of oil and gas properties, are subject to various federal, state and local laws and regulations relating to discharge of materials into, and protection of, the environment. These laws and regulations may, among other things, impose liability on the lessee under an oil and gas lease for the cost of pollution clean-up resulting from operations and subject to the lessee to liability for pollution damages. In some instances, the Company may be directed to suspend or cease operations in the affected area.  As of December 31, 2013, we have no reserve for environmental remediation and are not aware of any environmental claims.

As of December 31, 2013, the Company has an outstanding irrevocable letter of credit in the amount of $50,000 issued in favor of the Texas Railroad Commission. This letter of credit is required by the Commission by all companies operating in the state in accordance with limits prescribed by the Texas Railroad Commission.